Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Profit or Loss Before Income Taxes

Loss before income taxes consisted of:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Non-PRC	(155,364)	(286,388)	(214,063)	(31,136)
PRC	(787,718)	(721,426)	51,738	7,525

	(943,082)	(1,007,814)	(162,325)	(23,611)

Income Tax (Expense) Benefits

Income tax benefits (expenses) comprised of:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Current	(54,772)	(37,856)	(44,187)	(6,426)
Deferred	65,932	128,026	19,776	2,876

	11,160	90,170	(24,411)	(3,550)

Reconciliation Tax Computed Applying Statutory Income Tax Rate

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2016, 2017 and 2018 applicable to the PRC operations to income tax benefits (expenses) was as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Loss before income taxes	(943,082)	(1,007,814)	(162,325)	(23,611)
Income tax benefits computed at applicable tax rates (25%)	235,770	251,954	40,581	5,902
Non-deductible expenses	(16,610)	(5,468)	(2,834)	(412)
Research and development expenses	7,766	11,895	25,906	3,768
Effect of tax holidays	1,691	—	—	—
Preferential rate	(11,060)	(90,076)	11,701	1,702
Current and deferred tax rate differences	(1,521)	33,366	37,934	5,517
International rate differences	(51,392)	59,029	(63,525)	(9,239)
Tax exempted income	9,878	—	—	—
Unrecognized tax benefits	(14,525)	(6,259)	1,472	214
Deferred tax expense	1,516	2,851	—	—
Change in valuation allowance	(158,724)	(174,388)	(79,694)	(11,591)
Prior year provision to return true up	8,371	7,266	4,048	589

Income tax benefits (expenses)	11,160	90,170	(24,411)	(3,550)

Tax Holiday Benefit Per Basic and Diluted Earnings Per Share	The benefit of the tax holiday per basic and diluted earnings per share was as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Basic	0.003	—	—	—

Diluted	0.003	—	—	—

Significant Components of Deferred Taxes

The significant components of deferred taxes were as follows:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Deferred tax assets
Non-current
Allowance for doubtful debt	33,978	38,993	5,670
Accrued expenses	7,409	25,894	3,766
Tax losses	135,433	153,171	22,278
Property and equipment	7,642	15,299	2,226
Intangible assets	2,976	2,221	323
Capital lease	22,006	50,980	7,415
Deferred government grants	3,728	2,662	387
Disposal loss on long-term investments	57,697	49,007	7,128
Loss picked up on equity method investments	6,919	5,878	855
Valuation allowance	(104,970)	(184,664)	(26,858)

Total deferred tax assets	172,818	159,441	23,190

Deferred tax liabilities
Non-current
Intangible assets	97,915	89,536	13,022
Property and equipment	49,676	48,496	7,053
Capitalized interest expenses	16,185	15,837	2,303
Gain picked up from equity method investments	27,097	3,851	561

Total deferred tax liabilities	190,873	157,720	22,939

Unrecognized Tax Benefits

A roll-forward of unrecognized tax benefits principal was as follows:

	For the years ended December 31,
	2017	2018
	RMB	RMB	US$
Balance at beginning of year	23,220	11,582	1,685
Reversal based on tax positions related to prior years	(8,880)	(9,070)	(1,319)
Additions based on tax positions related to the current year	4,825	1,997	290
Decrease due to disposal of subsidiaries	(7,583)	—	—

Balance at end of year	11,582	4,509	656